Disposition of Subsidiaries - Summary of Financial Position of Entities and Gain or Loss on Disposal (Details) - USD ($)	Nov. 16, 2020	Sep. 30, 2020
Garment Manufacturing Segment [Member] | DT [Member]
Current assets		$ 675,515
Noncurrent assets
Current liabilities		(70,742)
Net assets		$ 604,773
Logistic Services Segment [Member] | HPF [Member]
Current assets	$ 742,798
Noncurrent assets	42,816
Current liabilities	(567,454)
Net assets	$ 218,160